Share-based compensation - Narrative (Details) $ / shares in Units, $ in Thousands		3 Months Ended
	Mar. 22, 2021 shares	Mar. 31, 2023 USD ($) shares $ / shares	Mar. 31, 2022 USD ($) shares	Dec. 31, 2022 shares	Nov. 30, 2019 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized | $		$ 8,074	$ 13,398
Share-based compensation expense | $		$ 8,074	13,398
Number of share options outstanding in share-based payment arrangement (in shares)		13,118,656		10,755,494
Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years
Share-based compensation expense | $		$ 4,781	$ 10,515
Contractual term		10 years
Number of instruments granted in share-based payment arrangement	2,026,341	7,977,000	13,910,000
Weighted-average grant-date fair value (in dollars per share) | $ / shares		$ 1.41
Awards vested and exercisable (in shares)		4,438,080
Weighted average strike price, vested and exercisable (in dollars per share) | $ / shares		$ 24.74
Weighted average remaining life, vested and exercisable		7 years 3 months
Share Options | Tranche One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		25.00%
Share Options | Tranche Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		25.00%
Share Options | Tranche Three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		25.00%
Share Options | Tranche Four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		25.00%
Restricted Share Units (RSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years
Contractual term		10 years
Shares vested (in shares)		254,891
Number of instruments granted in share-based payment arrangement	538,175	3,196,000	3,395,000
Weighted average grant date fair value, granted (in USD per share) | $ / shares		$ 2.11
2019 Equity Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares reserved for issue under options and contracts for sale of shares		857,016			17,741,355
Share-based compensation expense | $		$ 153,079
Annual Equity Award | Restricted Share Units (RSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average grant date fair value, granted (in USD per share) | $ / shares		$ 1.99